6. Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 367,000	$ 429,000
Other prepaid expenses and other current assets	225,000	218,000
Total prepaid expenses and other current assets	$ 592,000	$ 647,000